Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	82,085,448
Maximum Aggregate Offering Price	$ 87,347,125.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,062.64
Rule 457(f)	true
Amount of Securities Received | shares	82,085,448
Value of Securities Received, Per Share	1.0641
Value of Securities Received	$ 87,347,125.22
Fee Note MAOP	$ 87,347,125.22
Offering Note	This represents the maximum number of shares of Katapult Holdings, Inc. ("Katapult") common stock, par value $0.0001 per share ("Katapult Common Stock"), issuable to stockholders of Aaron's Intermediate Holdco, Inc. ("Aaron's") and unitholders of CCF Holdings LLC ("CCFI") in the proposed mergers of Katapult Merger Sub 1, Inc., wholly owned indirect subsidiary of Katapult, with and into Aaron's and Katapult Merger Sub 2, LLC, a wholly owned indirect subsidiary of Katapult, with and into CCFI based on 5,239,497 outstanding shares of Katapult Common Stock as of December 11, 2025, giving effect to the transactions contemplated by the Hawthorn Side Letter and the Mergers. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers additional securities that may be issued as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rule 457(f)(2) promulgated thereunder. Aaron's and CCFI are private companies, no market exists for their securities, and CCFI has an accumulated deficit. Therefore, the maximum aggregate offering price ($87,354,666.67) is calculated as the sum of (x)(i) the book value of shares of Aaron's common stock as of March 31, 2026 ($59,680.00 per share), multiplied by (ii) the number of shares of Aaron's common stock that may be exchanged or converted in the merger for the securities being registered (100), plus (y) one third of the stated value of CCFI's securities as of March 31, 2026 ($81,386,666.67).